Other Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets
8.	OTHER INTANGIBLE ASSETS

Other intangible assets consisted of the following:

December 31, 2018	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	705	(592)	113
Purchased & internally developed software	459	(404)	55
Construction in progress	44	—	44
Other intangible assets	69	(69)	—

Total	1,277	(1,065)	212

December 31, 2017	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	668	(566)	102
Purchased & internally developed software	440	(383)	57
Construction in progress	50	—	50
Other intangible assets	70	(70)	—

Total	1,228	(1,019)	209

The line “Construction in progress” in the table above includes internally developed software under construction and software not ready for use.

The amortization expense in 2018, 2017 and 2016 was $64 million, $58 million and $61 million, respectively.

The estimated amortization expense of the existing intangible assets for the following years is:

Year
2019	77
2020	60
2021	40
2022	23
2023	8
Thereafter	4

Total	212

In 2018, the Company impaired $2 million of acquired technologies for which it was determined that they had no alternative future use.

In 2017, there was no impairment of intangible assets, while in 2016, the Company impaired $4 million of acquired technologies for which it was determined that they had no alternative future use.